Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
October 31, 2016

Dates Covered
Collections Period	10/01/16 - 10/31/16
Interest Accrual Period	10/17/16 - 11/14/16
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/16	920,220,810.97	44,850
Yield Supplement Overcollateralization Amount 09/30/16	44,364,155.79	0
Receivables Balance 09/30/16	964,584,966.76	44,850
Principal Payments	24,602,885.53	588
Defaulted Receivables	563,087.08	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/16	42,768,478.60	0
Pool Balance at 10/31/16	896,650,515.55	44,241

Pool Statistics	$ Amount	# of Accounts
Pool Factor	92.98%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	11,137,774.44	524
Past Due 61-90 days	2,419,677.05	108
Past Due 91-120 days	612,421.49	21
Past Due 121+ days	0.00	0
Total	14,169,872.98	653

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.51%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	241,302.58
Aggregate Net Losses/(Gains) - October 2016	321,784.50
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.40%
Prior Net Losses Ratio	0.22%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	40,349,273.20
Actual Overcollateralization	31,373,980.81
Weighted Average APR	4.32%
Weighted Average APR, Yield Adjusted	6.22%
Weighted Average Remaining Term	63.20

Flow of Funds	$ Amount

Collections	28,277,168.89
Investment Earnings on Cash Accounts	9,504.46
Servicing Fee	(803,820.81)
Transfer to Collection Account	0.00
Available Funds	27,482,852.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	821,395.70
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	26,623,959.09
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	27,482,852.54

Servicing Fee	803,820.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 10/17/16	891,900,493.83
Principal Paid	26,623,959.09
Note Balance @ 11/15/16	865,276,534.74

Class A-1
Note Balance @ 10/17/16	142,410,493.83
Principal Paid	26,623,959.09
Note Balance @ 11/15/16	115,786,534.74
Note Factor @ 11/15/16	60.3054868%

Class A-2
Note Balance @ 10/17/16	324,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	324,000,000.00
Note Factor @ 11/15/16	100.0000000%

Class A-3
Note Balance @ 10/17/16	324,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	324,000,000.00
Note Factor @ 11/15/16	100.0000000%

Class A-4
Note Balance @ 10/17/16	75,480,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	75,480,000.00
Note Factor @ 11/15/16	100.0000000%

Class B
Note Balance @ 10/17/16	26,010,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	26,010,000.00
Note Factor @ 11/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	858,893.45
Total Principal Paid	26,623,959.09
Total Paid	27,482,852.54

Class A-1
Coupon	0.70000%
Interest Paid	80,303.70
Principal Paid	26,623,959.09
Total Paid to A-1 Holders	26,704,262.79

Class A-2
Coupon	1.10000%
Interest Paid	297,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	297,000.00

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9122704
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.2785362
Total Distribution Amount	29.1908066

A-1 Interest Distribution Amount	0.4182484
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	138.6664536
Total A-1 Distribution Amount	139.0847020

A-2 Interest Distribution Amount	0.9166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.9166667

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 10/17/16	2,407,920.41
Investment Earnings	611.88
Investment Earnings Paid	(611.88)
Deposit/(Withdrawal)	-
Balance as of 11/15/16	2,407,920.41
Change	-

Required Reserve Amount	2,407,920.41